AMOUNT DUE To / FROM AN ASSOCIATE	12 Months Ended
Mar. 31, 2022
Amount Due To From Associate
AMOUNT DUE To / FROM AN ASSOCIATE

16 AMOUNT DUE To / FROM AN ASSOCIATE

16.1 Amount due from an associate

	At 31 March 2022	At 31 March 2021
	USD	USD
At 1 April	-	977,421
Foreign exchange translation difference	-	(1,173)
Repayment	-	(760,136)
Impairment reversal (impairment)	-	21,071
Reclass to other receivables	-	(237,183)
At 31 March	-	-

During year ended 31 March 2021, $760,136 of the outstanding balance was settled by the associate. The remaining balance was novated and reclassified to other receivable from a third party with full settlement made in April 2021.

16.2 Amount due to an associate

During the year ended 31 March 2021, $900,000 was advanced from a 100% owned subsidiary of Diginex High Performance Computing Limited, a Digital Asset mining business previously owned by the Company that was partially divested in 2018, to Diginex HK on an interest free basis, unsecured basis and repayable on demand. The Group holds 49% of the shares in DHPC as at 31 March 2022 and 2021.